Available for Sale Investments, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities Available for Sale
The amortized cost, gross unrealized gains and losses, and fair value of available for sale investments as of December 31, 2017 and December 31, 2016, are as follows (in thousands):

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
Treasury Bills	$34,014	$—	$(36)	$33,978
US Treasury securities	19,207	—	(38)	19,169
Total Available for Sale Investments	$53,221	$—	$(74)	$53,147

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
Corporate debt securities	$21,762	$1	$(10)	$21,753
US Treasury securities	$8,516	$3	$(3)	$8,516
Agency bonds	2,499	1	—	2,500
Total Available for Sale Investments	$32,777	$5	$(13)	$32,769

Summary of Securities Available for Sale of Continuous Unrealized Loss
A summary of available for sale investments with unrealized losses as of December 31, 2017, aggregated by category and period of continuous unrealized loss, is as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Treasury Bills	$33,978	$(36)	$—	$—	$33,978	$(36)
US Treasury securities	19,169	(38)	—	—	19,169	(38)
Total Investments with Unrealized Losses	$53,147	$(74)	$—	$—	$53,147	$(74)

Schedule of Maturities of Securities Available for Sale
The maturities of available for sale investments at December 31, 2017, are as follows (in thousands):

	Within 1 year	After 1 year through 5 years	After 5 years to 10 years	After 10 years	Total
Treasury Bills	33,978	—	—	—	33,978
US Treasury securities	14,947	4,222	—	—	19,169
Total Fair Value	$48,925	$4,222	$—	$—	$53,147
Total Amortized Cost	$48,992	$4,229	$—	$—	$53,221